Subordinated liabilities - Narrative (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 9,808	£ 11,222	£ 5,986
Redemption of subordinated debt	5,665	5,067	£ 7,431
Dated subordinated liabilities	45,699	42,278
Notional contract amount	100,079,291	83,792,768
Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	492	623
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	45,699	42,278
Barclays Bank PLC loans issued intra-group to Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	9,139
Redemption of subordinated debt	5,438
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 800m) | Barclays PLC | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 669
Interest rate	4.616%			4.616%	4.616%	4.616%	4.616%	4.616%	4.616%	4.616%	4.616%
3.750% Fixed Rate Resetting Subordinated Callable Notes | Barclays PLC | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%			3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Redemption of subordinated debt	£ 115
USD Floating Rate Notes | Other subsidiaries | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 112
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%			6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Maturity period	5 years
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 32,847	29,754
Various subordinated loans | USD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $						$ 29,323
Various subordinated loans | EUR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €					€ 9,180
Various subordinated loans | GBP | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount	1,206
Various subordinated loans | JPY | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | ¥				¥ 159,700
Various subordinated loans | AUD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $							$ 2,390
Various subordinated loans | NOK | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | kr								kr 220
Various subordinated loans | CAD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount									$ 450	¥ 700
Various subordinated loans | CHF | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | SFr											SFr 260
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	2,557	3,457
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	£ 334